LEASES	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
NOTE 10:-	LEASES

The Company has entered into various non-cancelable operating leases for its offices expiring between fiscal 2026 and 2036. Certain lease agreements contain an option for the Company to extend the lease term or an option to terminate a lease early. The Company considers these options, which may be elected at the Company’s sole discretion, in determining the lease term on a lease-by-lease basis. Additionally, the Company entered into certain cancelable monthly lease agreements for short-term periods of up to one year.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026 (unaudited):

Amount

The remainder of 2026	$13,181
2027	35,618
2028	42,129
2029	39,998
2030	39,657
Thereafter	110,022
Total undiscounted cash flows	$280,605
Less: Imputed interest	$(43,117)
Present value of lease liabilities	$237,488

During the six months ended June 30, 2026 (unaudited), following the Company's decision to vacate one of its leased office spaces in Israel, the Company reassessed the lease term and determined that the five-years renewal option, previously assessed as reasonably certain to be exercised, is no longer reasonably certain. Accordingly, the Company remeasured the lease liability and right-of-use asset, resulting in a decrease of $16,476 to each, with no significant impact on the consolidated statement of operations. Following the remeasurement, the Company tested the right-of-use asset for impairment under ASC 360 and recognized an impairment charge of $10,678, included as part of the restructuring charges in the consolidated statements of operations. Additionally, the Company derecognized fixed assets and leasehold improvements associated with the leased space in the amount of $10,758. As of June 30, 2026, the remaining lease liability of $18,233, representing the primary lease term obligations, is included in the consolidated balance sheet and in the table above, as the Company had not yet been legally released from its remaining primary lease term obligations.

Supplemental balance sheet information related to leases is as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Weighted-average remaining lease term	7.7 years	5.8 years
Weighted-average discount rate	4.14%	4.0%